WARRANTS AND DERIVATIVE WARRANT LIABILITY	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Fair Value [Text Block]
NOTE 10 – WARRANTS AND DERIVATIVE WARRANT LIABILITY

We account for common stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement.  Stock warrants are accounted for as derivative liabilities if the warrants allow for cash settlement or provide for modification of the warrant exercise price in the event subsequent sales of common stock by the Company are at a lower price per share than the then-current warrant exercise price.  We classify derivative warrant liabilities on the balance sheet at fair value, and changes in fair value during the periods presented in the statement of operations, which is revalued at each balance sheet date subsequent to the initial issuance of the stock warrant.

During the nine months ended September 30, 2013, 325,670 warrants were exercised into an equivalent number of common shares for which we received approximately $ 404,000 in proceeds, and 1,000,000 warrants were exercised on a cashless basis into 537,722 common shares. During the nine months ended September 30, 2012, 305,670 warrants were exercised into an equivalent number of common shares for which we received $ 459,000 in proceeds, and 78,333 warrants were exercised on a cashless basis into 37,301 common shares. The following is a summary of our equity-classified and liability-classified warrant activity:

	Number of shares	Weighted- average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2012	8,513,984	$2.47
Granted	4,376,228	$1.97
Exercised	(1,325,670)	$1.06
Forfeited	(1,297,945)	$1.50
Outstanding at September 30, 2013	10,266,597	$2.56	3.1	$84.1
Exercisable at September 30, 2013	10,266,597	$2.56	3.1	$84.1

The following table summarizes outstanding warrants to purchase common stock as of September 30, 2013:

	Number of common shares	Weighted- average exercise price	Expiration
Issued to consultants	1,178,759	$2.27	October 2013 through January 2018

Issued pursuant to 2009 financings	1,455,516	$3.00	February 2014 through September 2014

Issued pursuant to 2010 financings	1,022,943	$3.38	January 2015 through May 2015

Issued pursuant to 2011 financings	1,936,785	$3.24	January 2016 through April 2016

Issued pursuant to 2012 financings	367,740	$3.00	December 2017 through January 2018

Issued pursuant to 2013 financings	4,304,854	$1.95	December 2017 through August 2018
	10,266,597

Equity-classified Warrants

Total stock-based compensation recognized for warrants issued to consultants using the straight-line method in the statement of operations for the three months ended September 30, 2013 and 2012 was $ 0 and expense of $ 6,000, respectively. Total stock-based compensation expense recognized for warrants issued to consultants using the straight-line method in the statement of operations for the nine months ended September 30, 2013 and 2012 was $2,000 and $8,000, respectively.

During the first three months of 2013, in connection with multiple closings of the December 2012 Offering, the Company issued an aggregate of 776,204 common stock purchase warrants, including: 686,420 pursuant to closings in January 2013 and March 2013; 18,410 to the placement agent; and 71,374 additional warrants issued to investors that participated in the December 2012 closing. All warrants were issued with an exercise price of  $ 3.00 per share. In connection with our August 2013 Offering, the Company issued an aggregate of 3,600,024 common stock purchase warrants, including: 3,333,356 issued to investors, and 266,668 to the placement agents. All warrants were issued with an exercise price of $ 1.75 per share.

Liability-classified Warrants

The Company has assessed its outstanding equity-linked financial instruments and has concluded that certain of its warrants are subject to derivative accounting as a result of certain anti-dilution provisions contained in the warrants. The fair value of these warrants is classified as a liability in the financial statements with the change in fair value during the periods presented recorded in the statement of operations.  At September 30, 2013, all outstanding liability-classified warrants were either exercised or had expired.

The following table summarizes the calculated aggregate fair values for the warrant derivative liability using the Black-Scholes method based on the following assumptions:

Fair value as of
December 31, 2012

Calculated aggregate value (in thousands)	$1,176
Exercise price per share of warrant	$1.50
Closing price per share of common stock	$2.20
Volatility	54.0%
Expected term (years)	0.5
Risk-free interest rate	0.11%
Dividend yield	0%

We have recorded a gain of $ 0.3 million and a loss of $ 0.3 million during the three months ended September 30, 2013 and 2012, respectively, related to the change in fair value of the warrant derivative liability during that period.   We have recorded a gain of $ 1.1 million and a loss of $ 1.0 million during the nine months ended September 30, 2013 and 2012, respectively, related to the change in fair value of the warrant derivative liability during that period.

NOTE 11 - WARRANTS AND DERIVATIVE WARRANT LIABILITY

We account for stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement.  Stock warrants are accounted for as derivative liabilities if the stock warrants allow for cash settlement or provide for modification of the warrant exercise price in the event subsequent sales of common stock are at a lower price per share than the then-current warrant exercise price.  We classify derivative warrant liabilities on the balance sheet at fair value, and changes in fair value during the periods presented in the statement of operations, which is revalued at each balance sheet date subsequent to the initial issuance of the stock warrant.

Transactions involving our equity-classified and liability-classified stock warrants are summarized as follows:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2010	6,311,837	$2.11
Granted	2,403,452	$3.13
Exercised	—	—
Forfeited	—	—
Outstanding at December 31, 2011	8,715,289	$2.39
Granted	314,366	$2.97
Exercised	(515,671)	$1.52
Forfeited	—	—
Outstanding at December 31, 2012	8,513,984	$2.47	1.9	$2,792

Exercisable at December 31, 2012	8,504,984	$2.47	1.9	$2,792

During the year ended December 31, 2012, 515,671 options were exercised into an equivalent number of common shares. We received proceeds of $0.7 million from the exercise of the options.

The following table summarizes outstanding warrants to purchase common stock as of December 31, 2012:

	Number of shares	Weighted Average Exercise price	Expiration
Equity–classified warrants
Issued to consultants	2,262,759	$1.64	January 2013 through June 2017
Issued pursuant to 2009 financings	1,455,516	$3.00	February 2014 through September 2014
Issued pursuant to 2010 financings	1,022,943	$3.38	January 2015 through May 2015
Issued pursuant to 2011 financings	1,936,785	$3.24	January 2016 through April 2016
Issued pursuant to 2012 financings	296,366	$3.00	December 2017
	6,974,369
Liability–classified warrants
Issued pursuant to July 2008 financings	1,539,615	$1.50	July 2013 through August 2013
	8,513,984

Equity-classified Warrants

During 2012 and 2011, the Company issued warrants to consultants to purchase 18,000 and 466,667 shares of common stock, respectively. The per share weighted-average fair value of the warrants granted to consultants during 2012 and 2011 was estimated at $1.31 and $1.18, respectively, on the date of grant. Total stock-based compensation expense recognized for warrants issued to consultants using the straight-line method in the statement of losses for the year ended December 31, 2012 and 2011 was $14,000 and $851,000, respectively.

The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the equity-classified warrants issued for services for the years ended December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011
Volatility	60.3%	87.0%
Expected term (years)	4.7	5.0
Risk-free interest rate	0.7%	1.5%
Dividend yield	None	None

In connection with the December 2012 financing, the Company issued 296,366 common stock purchase warrants at an exercise price of $3.00 per share. As a result of the 2011 offerings, the reinvestment of fees, and the issuance of placement agent and finder’s warrants, we issued a total of 1,936,785 common stock purchase warrants.

Liability-classified Warrants

The Company has assessed its outstanding equity-linked financial instruments and has concluded that certain of its warrants are subject to derivative accounting, as a result of certain anti-dilution provisions contained in the warrants. The fair value of these warrants is classified as a liability in the financial statements with the change in fair value during the periods presented recorded in the statement of operations.

The following table summarizes the calculated aggregate fair values for the warrant derivative liability using the Black-Scholes method based on the following assumptions (in thousands):

	Fair value as of December 31,
	2012	2011

Calculated aggregate value	$1,176	$1,734
Exercise price per share of warrant	$1.50	$1.50
Closing price per share of common stock	$2.20	$2.01
Volatility	54.0%	71.0%
Expected term (years)	0.5	1.5
Risk-free interest rate	0.11%	0.12%
Dividend yield	0%	0%

We have recorded loss of $50,000 and gain of $580,000 during the year ended December 31, 2012 and 2011, respectively related to the change in fair value of the warrant derivative liability during that period.